Commitments - Additional Information (Detail) - USD ($)			2 Months Ended	11 Months Ended
	Sep. 30, 2020	Jul. 16, 2020	Mar. 03, 2021	Dec. 31, 2020	Jul. 13, 2020
Percentage of holders entitled to make demands					20.00%
Underwriting fee, per unit				$ 0.35
Deferred underwriting fees		$ 25,357,500		$ 25,357,500
Subsequent Event
Deferred compensation expense for services rendered			$ 450,000
Acquisition Support Agreement [Member]
Deferred compensation expense for services rendered	$ 215,000
Deferred interest rate on fees	8.00%